Schedule of Purchase Price Allocation (Details) - USD ($)	Sep. 30, 2023	Aug. 14, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020
Business Acquisition [Line Items]
Goodwill
Total purchase price allocation		$ 794,141
S R M Entertainment L T D [Member]
Business Acquisition [Line Items]
Distribution Agreements					$ 437,300
Goodwill					941,937
Total purchase price allocation					$ 1,379,237